Long Term Debt - Indian Rupee Non-Convertible Debentures - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Debt Instrument [Line Items]
Debt issuance expense	₨ 1,145	₨ 851	$ 15.2
Debt instrument carrying amount	88,889	68,947	1,179.1
12.30% Non Convertible Debentures [Member]
Debt Instrument [Line Items]
Non-convertible debentures					₨ 1,865
Debt issuance expense					₨ 35
Debt instrument interest rate					12.30%
Debt instrument carrying amount	₨ 1,868		24.8
10.50% Non Convertible Debentures [Member]
Debt Instrument [Line Items]
Non-convertible debentures		1,478
Debt issuance expense		₨ 22
Debt instrument interest rate		10.50%		10.50%
Debt instrument carrying amount		₨ 1,688		$ 22.4
Additional issuance expense		₨ 25		0.3
Interest on non-convertible debentures description		The debentures are repayable on the expiry of a period of 15 months from the date of allotment and interest payments are payable every three months and commenced December 2019
Loans and advances		₨ 758		$ 10.0
Non Convertible Debentures
Debt Instrument [Line Items]
Debt instrument, covenant compliance description	As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.
Non Convertible Debentures | Subsidiaries Four [Member]
Debt Instrument [Line Items]
Non-convertible debentures	₨ 439		5.8
Debt issuance expense	19		0.3
Debt instrument carrying amount	₨ 988		13.1
Interest on non-convertible debentures description	The debentures are repayable starting October 2024 and interest payments are payable every three months commencing from March 2020
Mortgage charge carrying amount	₨ 3,508		$ 46.5
Non Convertible Debentures | Subsidiaries Four [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	9.85%		9.85%
Non Convertible Debentures | Subsidiaries Four [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	10.87%		10.87%
Non Convertible Debentures | IFC Led Consortium for Rooftop Projects [Member] | Subsidiaries Two [Member]
Debt Instrument [Line Items]
Non-convertible debentures		548
Debt issuance expense		₨ 14
Debt instrument interest rate		10.32%		10.32%
Interest on non-convertible debentures description		The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019